Property, Plant and Equipment (Narrative) (Details) (CAD)	12 Months Ended
Feb. 28, 2015
Property, Plant And Equipment 1	2,687,820
Property, Plant And Equipment 2	2,687,820
Property, Plant And Equipment 3	1,143,534
Property, Plant And Equipment 4	1,027,297